BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF RECONCILES THE ELEMENTS OF THE BUSINESS COMBINATION

The following table reconciles the elements of the business combination to the consolidated statement of cash flows and the consolidated statement of changes in equity:

(In thousands)	Year Ended December 31, 2023
Cash - PACI trust and cash (net of redemptions)	$19,081
Gross Proceeds	$19,081
Less Transaction related expenses and other costs	(6,898)
Less Net liabilities assumed from PACI	(1,722)
Net proceeds from the business combination	$10,461

SCHEDULE OF NUMBER OF SHARES OF COMMON STOCK OUTSTANDING

The number of shares of Common Stock outstanding immediately following the closing was as follows:

Class A Common Stock
PACI public shareholders	70,696
PACI’s sponsors	275,343
Company’s employees	378
Legacy Volato shareholders (1)	297,397
Legacy Volato Series Preferred investors	477,924
Total shares of Common Stock immediately after closing	1,121,738

(1)	The number of Legacy Volato shares was determined from the shares of Legacy Volato shares outstanding immediately prior to the closing converted at the exchange ratio of approximately 1.01508.